Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Valuation of Company's Financial Instruments (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments – asset position	$ 7,027	$ 153
Derivative instruments – liability position	$ 414	$ 1,978